Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2026	Feb. 02, 2025	Jan. 28, 2024	Jan. 29, 2023	Jan. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for CEO ($)(1)		Compensation Actually Paid to CEO ($)(2)		Average Summary Compen- sation Table Total for Non-CEO NEOs ($)(3)	Average Compen- sation Actually Paid to Non-CEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)(7) (in billions)	Operating Profit ($)(8) (in billions)
	CEO	Former CEO	CEO	Former CEO			TSR ($)(5)	Peer Group TSR ($)(6)
2025	16,191,127	—	12,120,694	—	5,972,604	2,357,866	156.3	164.1	14.16	21.17
2024	15,574,678	—	20,017,546	—	4,782,536	6,355,234	203.8	227.9	14.81	21.42
2023	14,419,252	—	18,272,399	—	4,540,911	4,391,001	171.6	165.2	15.14	21.65
2022	14,619,789	9,020,862	7,501,985	(2,905,659)	4,390,720	953,780	148.8	124.0	17.11	24.09
2021	—	13,059,751	—	51,702,946	5,568,673	18,194,527	168.0	149.7	16.43	22.92
(1)Mr. Decker served as our CEO for Fiscal 2025, Fiscal 2024 and Fiscal 2023; Mr. Decker and Craig Menear each served for a period of time as our CEO for Fiscal 2022; and Mr. Menear was our CEO for Fiscal 2021. The dollar amounts reported in column (b) are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for our CEO and former CEO for the corresponding years in which each served as our CEO. As discussed in the Summary Compensation Table, Fiscal 2024 contained 53 weeks, compared to 52 weeks for all other years presented in this table, so Fiscal 2024 includes one additional week of pay.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Consumer Discretionary Distribution & Retail Index, which we refer to as the S&P 500 Retail Index.
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the Summary Compensation Table (or “SCT”) total compensation for Fiscal 2025 to determine the CAP for Fiscal 2025:

CEO SCT Total to CAP Reconciliation
Year	Reported Summary Compensation Table Total for CEO ($)	Deductions from SCT Total ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to CEO (as defined by SEC rule) ($)
2025	16,191,127	(11,982,167)	7,911,734	12,120,694
(a)Represents the grant date fair value of equity awards, which are the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Fiscal 2025.
	(b)The equity award adjustments for Fiscal 2025 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in Fiscal 2025 that are outstanding and unvested as of the end of Fiscal 2025; (ii) the amount of change as of the end of Fiscal 2025 (from the end of Fiscal 2024) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of Fiscal 2025; (iii) for awards that are granted in Fiscal 2025 and vest in Fiscal 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in Fiscal 2025, the amount equal to the change as of the vesting date (from the end of Fiscal 2024) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during Fiscal 2025, a deduction for the amount equal to the fair value at the end of Fiscal 2024; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in Fiscal 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for Fiscal 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount	$ 5,972,604
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,357,866
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for these NEOs as a group for each year to determine the CAP, using the same methodology described above in footnote 2.

Average Other NEOs SCT Total to CAP Reconciliation
Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Summary Compensation Table Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	5,972,604	(4,377,056)	762,319	2,357,866

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 156.3	$ 203.8	$ 171.6	$ 148.8	$ 168.0
Peer Group Total Shareholder Return Amount	164.1	227.9	165.2	124.0	149.7
Net Income (Loss)	$ 14,160,000,000	$ 14,810,000,000	$ 15,140,000,000	$ 17,110,000,000	$ 16,430,000,000
Company Selected Measure Amount	21,170,000,000	21,420,000,000	21,650,000,000	24,090,000,000.00	22,920,000,000
PEO Equity Award Adjustments Table Text Block	The amounts deducted or added in calculating the equity award adjustments detailed in the table below.

CEO Equity Component of CAP
Year	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year-Over- Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-Over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair-Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	11,899,934	(2,640,159)	132,774	(1,926,432)	—	445,619	7,911,734
	(3)The dollar amounts reported in column (d) represent the average of the amounts reported for our non-CEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of these NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) For Fiscal 2025, Mr. McPhail, Ms. Campbell, Mr. Bastek, Mr. Broggi, Mr. Padilla, and Mr. Siddiqui; (ii) for Fiscal 2024, Mr. McPhail, Mr. Bastek, Ms. Campbell, Teresa Wynn Roseborough, and Matt Carey; (iii) for Fiscal 2023, Mr. McPhail, Ms. Campbell, Mr. Carey, Jeffrey Kinnaird, and Ms. Roseborough; (iv) for Fiscal 2022, Mr. McPhail, Ms. Campbell, Mr. Carey, and Mr. Kinnaird; and (v) for Fiscal 2021, Mr. Decker, Mr. McPhail, Ms. Campbell, and Mr. Carey.
Non-PEO NEO Equity Award Adjustments Table Text Block	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are detailed in the table below.

Average Other NEOs Equity Component of CAP
Year	Average Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year-Over- Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-Over- Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	2,702,866	(450,221)	47,030	(542,032)	(1,089,921)	94,596	762,319

Ted Decker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,191,127	$ 15,574,678	$ 14,419,252	$ 14,619,789
PEO Actually Paid Compensation Amount	12,120,694	20,017,546	18,272,399	7,501,985
Ted Decker [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,982,167)
Ted Decker [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,911,734	7,911,734
Ted Decker [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,899,934
Ted Decker [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,640,159)
Ted Decker [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		132,774
Ted Decker [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,926,432)
Ted Decker [Member] | Fair Value at end of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Ted Decker [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not otherwise reflected [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		445,619
Craig A. Menear [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	9,020,862	$ 13,059,751
PEO Actually Paid Compensation Amount	0	0	0	(2,905,659)	51,702,946
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	5,972,604	4,782,536	4,540,911	4,390,720	5,568,673
Non-PEO NEO Average Compensation Actually Paid Amount	2,357,866	$ 6,355,234	$ 4,391,001	$ 953,780	$ 18,194,527
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(542,032)
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,377,056)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	762,319
Non-PEO NEO [Member] | Average Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,702,866
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(450,221)
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,030
Non-PEO NEO [Member] | Average Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,089,921)
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not otherwise reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 94,596